Summary of Amounts of Interest and Penalties Recognized in Relation to Uncertain Tax Position (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Accrued interest recognized	$ (3,847)	$ 641
Accrued penalties recognized	$ (6,475)	$ 213